Share-based payment plans	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share-based payment plans	Share-based payment plans
The expense recognized for employee and other services received during the year ended December 31, 2024 and arising from equity-settled share-based payment transactions was $4,090,000 (2022: $5,477,000; 2023: $7,104,000). Of this total, $66,000 in 2024 (2022: $124,000; 2023: $111,000), related to warrants plans for consultants considered equivalent to employees.
The breakdown is as follows:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Cost of revenue	$159	$131	$84
Research and development	$1,758	$2,019	$718
Sales and marketing	$1,132	$1,397	$946
General and administrative	$2,428	$3,557	$2,342
Total	$5,477	$7,104	$4,090
Stock options, warrants and restricted share awards give the right to acquire ordinary shares. The exercise price for options and warrants is based on the closing market price on the effective date of grant. There is no exercise price for restricted share awards; the beneficiary receives title to the underlying ordinary shares with no cash payment at the end of the vesting period. In general, the contractual life of the stock options and warrants is ten years. There are no cash settlement alternatives, and the Company has not developed a practice of cash settlement.
There have been no cancellations or modifications to any of the plans during the years ended December 31, 2022, 2023 or 2024.
General employee stock option and restricted shares awards
All employees of the French parent company and its subsidiaries are eligible to receive a grant of stock options or restricted shares awards.
In general, vesting of the stock options occurs over four years, with 25% vesting after the first anniversary of grant and the remaining 75% vesting monthly over the remaining 36 months. Restricted share awards (RSA) granted beginning in July 2024 vest over three years, with either 33% vesting after 1-year anniversary of the grant and the remaining 67% of the grant vesting semi-annually over the remaining 2 years or with 66% vesting after the 2-year anniversary of the grant and the remaining 34% vesting semi-annually over the remaining year. Prior to July 2024 grants, RSA vested over four years, with either 25% vesting after the 1-year anniversary of the grant and the remaining 75% of the grant vesting quarterly over the remaining 3 years, or with 50% vesting after the 2-year anniversary of the grant and the remaining 50% vesting quarterly over the remaining 2 years. From time to time, vesting of founders' warrants, stock options and restricted shares may be linked to employee performance with different vesting periods. Vested restricted shares may be sold only beginning two years after the effective date of grant.
All expenses related to these plans have been recorded in the Consolidated Statement of Operations in the same line items as the related employees’ cash-based compensation.
Warrant plans for board members and consultants
The Company awards warrants to members of the board of directors following approval by the shareholders and to a limited number of consultants who have long-term relationships with the Company. Vesting may be over a one-year, two-year, three-year or four-year period, or may be immediate, depending on the nature of the service contract. All expenses related to these plans have been recorded in the Consolidated Statements of Operations in the same line items as the related service provider’s cash-based compensation.
Movements in the periods presented
The following table illustrates the number of shares (ADS equivalents are not presented) and weighted average exercise prices (WAEP) of, and movements in, stock options and warrants during the period:

	December 31,
	2022		2023		2024
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	5,233,437	$1.73	5,868,521	$1.51	6,811,814	$1.27
Granted during the year	1,110,288	$0.70	1,500,000	$0.54	3,520,912	$0.15
Forfeited during the year	(85,400)	$1.78	(111,887)	$1.70	(228,634)	$2.04
Exercised during the year	—	$—	—	$—	—	$—
Expired during the year	(389,804)	$2.05	(444,820)	$1.89	(681,278)	$1.49
Outstanding at period end	5,868,521	$1.51	6,811,814	$1.27	9,422,814	$0.82
Of which, warrants for consultants equivalent to employees	487,288	$1.29	724,288	$1.05	1,707,200	$0.57
Exercisable at period end	4,685,828	$1.70	5,420,965	$1.44	6,142,512	$1.17
Of which, warrants for consultants equivalent to employees	228,595	$1.73	438,739	$1.28	796,307	$0.92
The following table illustrates the number of, and movements in, restricted shares awards (RSA) based on the number of ordinary shares (ADS equivalents are not presented) during the period:

	December 31,
	2022	2023	2024
Outstanding at January 1,	10,379,481	16,752,551	13,105,349
Granted during the year	10,550,820	2,640,460	21,432,152
Forfeited during the year	(736,282)	(686,092)	(3,807,502)
Vested during the year	(3,441,468)	(5,601,570)	(5,003,288)
Outstanding at period end	16,752,551	13,105,349	25,726,711
Exercise prices are denominated in U.S. dollars.
The weighted average remaining contractual life of stock options and warrants outstanding as December 31, 2024 was 3.1 years (2023: 2.6 years; 2022: 2.8 years).
The range of exercise prices per share for stock options and warrants outstanding at December 31, 2024 was $0.13 - $3.31, $0.54 - $3.31 at December 31, 2023 and $0.62—$3.31 at December 2022.
The weighted average fair value of stock options and warrants granted during the year ended December 31, 2024 was $0.08 (2023: $0.27; 2022: $0.34). The weighted average fair value of the restricted shares awards granted during the year ended December 31, 2024 was $0.22 (2023: $0.66; 2022: $0.91). The fair value is measured at the grant date. The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2022, 2023 and 2024:

	December 31,
	2022	2023	2024
Dividend yield (%)	—	—	—
Expected volatility (%)	57	59	58 to 62
Risk–free interest rate (%)	1.25 to 2.1	2.5	4.35 to 4.75
Assumed annual lapse rate of awards (%)	20 for all except 2 for BSA and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	0.89	0.86	0.21
Model used	Binomial	Binomial	Binomial
For the year ended December 31, 2022, the expected volatility assumption is based on the Company’s volatility since its initial public offering in 2011. For the years ended December 31, 2023 and 2024, the 6-year adjusted volatility of the Company has been used.
Stock options and warrants can be exercised during a period after the vesting date until the plan terminates. In the pricing model, the assumption was made that plan participants will exercise before the end of the exercise period if the share price reaches a certain multiple of the exercise price.
If a sell-price multiple of 3 instead of 2 had been used (no impact on the restricted shares) and if the weighted average share price used in the pricing model had been decreased by 10%, share-based payment total compensation for stock options, warrants and restricted shares awards granted through December 31, 2024 would have decreased by (9.14)% (2023: (7.51)%; 2022: (9.40)%).
The expected life of the stock options and warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.